Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of Statutory U.S. Corporate Federal Income Tax Rate to Effective Income Tax Rate
The following table presents a reconciliation of the statutory U.S. corporate federal income tax rate to the Company’s effective income tax rate:

	2012	2011	2010
U.S. federal income tax rate	35.00%	35.00%	35.00%
Changes in rate due to:
U.S. State and local taxes	0.64	0.67	1.14
U.S. tax benefit on foreign dividends	(1.49)	(0.96)	0.17
Taxes on non-U.S. earnings	(9.70)	(10.88)	(8.13)
PPG dividends paid to the ESOP	(0.18)	(0.41)	(0.57)
U.S. tax incentives	(1.92)	(1.79)	(1.75)
Significant audit settlements	—	(1.42)	—
Other	(1.45)	1.07	(1.18)
One-time charge, tax law change	—	—	6.64
Effective income tax rate	20.90%	21.28%	31.32%

Components of Income Tax Expense
The following table gives details of income tax expense reported in the accompanying consolidated statement of income.

(Millions)	2012	2011	2010
Current income tax expense
U.S. federal	$228	$107	$24
Non-U.S.	190	164	162
U.S. State and local	15	8	10
Total current income tax	433	279	196
Deferred income tax expense
U.S. federal	(150)	(3)	65
Non-U.S.	(48)	(17)	2
U.S. State and local	(14)	1	11
One-time charge, tax law change	—	—	73
Total deferred income tax	(212)	(19)	151
Total	$221	$260	$347

Net deferred income tax assets and liabilities
Net deferred income tax assets and liabilities as of December 31, 2012 and 2011, were as follows:

(Millions)	2012	2011
Deferred income tax assets related to
Employee benefits	$1,000	$963
Contingent and accrued liabilities	598	524
Operating loss and other carry-forwards	223	183
Inventories	21	29
Property	5	3
Derivatives	38	95
Other	41	97
Valuation allowance	(138)	(134)
Total	1,788	1,760
Deferred income tax liabilities related to
Property	405	500
Intangibles	452	460
Employee benefits	69	64
Other	3	63
Total	929	1,087
Deferred income tax assets – net	$859	$673

Unrecognized Tax Benefits
The activity in the accrued liability for unrecognized tax benefits for the three years ended December 31, 2012 is as follows:

(Millions)	2012	2011	2010
Balance at January 1	$107	$111	$108
Additions based on tax positions related to the current year	12	15	7
Additions for tax positions of prior years	2	17	15
Reductions for tax positions of prior years	(12)	(19)	(5)
Pre-acquisition unrecognized tax benefits	2	—	—
Reductions for expiration of the applicable statute of limitations	(6)	(7)	(6)
Settlements	(23)	(8)	(2)
Currency	—	(2)	(6)
Balance at December 31	$82	$107	$111